Lease (Tables)	6 Months Ended
Jun. 30, 2024
Lease [Abstract]
Schedule of Operating Lease Costs	The components of operating lease costs were as follows:
	Six months ended June 30,
	2023	2024
	Unaudited

Operating lease cost	$475	$564
Variable lease cost	22	31

Total net lease costs	$497	$595

Schedule of Supplemental Balance Sheet Information Related to Operating Leases	Supplemental balance sheet information related to operating leases is as follows:
	As of
	December 31, 2023	June 30, 2024
	Audited	Unaudited

Operating lease ROU assets	$8,363	$8,009
Operating lease liabilities, current	$1,062	$1,038
Operating lease liabilities, long-term	$6,604	$6,109
Weighted average remaining lease term (in years)	10.8	10.41
Weighted average discount rate	5.8%	5.92%

Schedule of Minimum Lease Payments	Minimum lease payments for the Company’s ROU assets over the remaining lease periods as of June 30, 2024, are as follows:
Operating leases
Unaudited

2024	$538
2025	1,023
2026	885
2027	865
2028	871
2029 and thereafter	5,680

Total undiscounted lease payments	9,862
Less: imputed interest	2,715

Present value of lease liabilities	$7,147